Long-Term Debt and Credit Arrangements (Detail)	Nov. 30, 2014 USD ($)	Aug. 31, 2014 USD ($)	Aug. 31, 2013 USD ($)	Aug. 31, 2014 A 2011 Credit Facility Revolverdue 2016 [Member] USD ($)	Aug. 31, 2013 A 2011 Credit Facility Revolverdue 2016 [Member] USD ($)	Aug. 31, 2014 2013 Credit Facility Revolverdue 2018 [Member] USD ($)	Aug. 31, 2013 2013 Credit Facility Revolverdue 2018 [Member] USD ($)	Aug. 31, 2014 Euro Notes [Member] USD ($)	Aug. 31, 2014 A 2013 Credit Facility Term Loan [Member] USD ($)	Aug. 31, 2013 A 2013 Credit Facility Term Loan [Member] USD ($)	Aug. 31, 2014 Stated Value [Member] EUR (€)	Aug. 31, 2014 Reported Value Measurement [Member] USD ($)	Aug. 31, 2014 Reported Value Measurement [Member] EUR (€)	Aug. 31, 2014 Reported Value Measurement [Member] Euro Notes [Member] EUR (€)	Aug. 31, 2014 Outstanding Letters Of Credit [Member] USD ($)	Aug. 31, 2013 Outstanding Letters Of Credit [Member] USD ($)	Aug. 31, 2014 Borrowings [Member] USD ($)	Aug. 31, 2013 Borrowings [Member] USD ($)
Short-term and Long-term Debt and Credit Arrangements
Notes payable and other, due within one year		$ 18,429,000	$ 5,042,000
Current portion of long-term debt		13,319,000	3,331,000
Short-term debt	32,012,000	31,748,000	8,373,000
Revolving credit loan				0	150,000,000	105,400,000	0								700,000	1,000,000	296,000,000	150,000,000
Term loan, due September 2018		180,625,000	0
Euro notes, 4.485%, due March 2016		53,106,000	56,626,000
Fixed interest rate on long-term debt								4.485%
Capital leases and other long-term debt		415,000	809,000
Long-term debt	353,262,000	339,546,000	207,435,000
Revolving Facility		300,000,000	300,000,000			300,000,000			200,000,000
Revolving Facility additional borrowing capacity		250,000,000
Domestic short term lines of credit		15,000,000	0
Domestic Uncollateralized Short Term Lines Of Credit, outstanding borrowings		15,000,000
Euro Senior Notes											50,300,000	56,400,000	42,800,000
Annual principal payment														2,500,000
Long-term debt, early termination fees								7,100,000
Weighted average interest rate of short-term debt		3.10%	10.10%
Short-term interest bearing debt		31,700,000	8,400,000
Term Loan Facility									190,625,000	0
Foreign short-term lines of credit		53,520,000	56,178,000
Total capacity from credit lines and notes		559,145,000	356,178,000
Revolving Facility		193,909,000	149,024,000
Foreign short-term lines of credit		49,250,000	49,302,000
Total available funds from credit lines and notes		243,159,000	198,326,000
Credit lines and notes, amount outstanding less letters of credit		315,300,000	156,900,000
Fiscal 2015		31,748,000
2016		63,275,000
2017		12,606,000
2018		15,091,000
2019		$ 248,574,000